As filed with the Securities and Exchange Commission on March 31, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10405

Alpine Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
3rd Floor
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Name and address of agent for service)

1-888-785-5578
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2008

Date of reporting period:  January 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments
January 31, 2008 (Unaudited)
Alpine Dynamic Balance Fund
		Security
	Shares	Description	Value
	Common Stocks - 83.2%
	Agricultural/Chemicals - 1.2%
	11,000	Mosaic Co. (a)	$1,001,110

	Chemicals - 0.6%
	10,000	Airgas, Inc.	464,100

	Commercial Products & Services - 15.8%
	5,000	Alexander & Baldwin, Inc.	228,200
	30,000	AMETEK, Inc.	1,321,200
	30,500	Autoliv, Inc.	1,523,475
	35,500	Black & Decker Corp.	2,575,170
	10,000	Caterpillar, Inc.	711,400
	59,199	Eagle Materials, Inc.	2,231,802
	10,000	FedEx Corp.	934,800
	12,800	Lincoln Electric Holdings, Inc.	789,120
	32,500	McGrath Rentcorp	756,925
	12,000	PACCAR Inc.	563,040
	15,000	WESCO International, Inc. (a)	633,600
	8,000	Whirlpool Corp.	680,880
			12,949,612
	Commercial Services & Supplies - 1.0%
	15,000	Manpower, Inc.	843,900

	Construction Residential - 4.6%
	30,000	Hovnanian Enterprises, Inc. - Class A (a)	296,700
	76,300	Lennar Corp. - Class A	1,571,780
	50,000	Pulte Homes, Inc.	817,000
	47,400	Standard Pacific Corp.	180,594
	40,000	Toll Brothers, Inc. (a)	931,200
			3,797,274
	Consumer Durables & Apparel - 0.1%
	1,400	VF Corp.	108,318

	Consumer Products & Services - 1.7%
	49,700	Darden Restaurants, Inc.	1,407,504

	Energy Equipment & Services - 0.7%
	5,000	Diamond Offshore Drilling, Inc.	564,650

	Energy Production & Equipment - 8.9%
	22,600	Chevron Corp.	1,909,700
	54,000	CONSOL Energy, Inc.	3,942,000
	10,000	Hess Corp.	908,300
	12,000	Penn Virginia Corp.	511,320
			7,271,320
	Finance/Banks - 8.2%
	18,000	Bancorp Rhode Island, Inc.	$660,600
	23,041	Bank of America Corp.	1,021,868
	6,000	Bank of Florida Corp. (a)	59,760
	2,250	Doral Financial Corp. (a)	44,528
	24,300	IndyMac Bancorp, Inc.	198,531
	40,000	JP Morgan Chase & Co.	1,902,000
	31,500	New York Community Bancorp, Inc.	584,325
	6,474	Southside Bancshares, Inc.	134,206
	39,900	Wachovia Corp.	1,553,307
	17,500	Webster Financial Corp.	592,725
			6,751,850
	Financial Services - 8.6%
	20,000	Ambac Financial Group, Inc.	234,400
	71,200	Fannie Mae	2,410,832
	12,227	Fidelity National Title Group, Inc. - Class A	240,749
	14,000	The Goldman Sachs Group, Inc.	2,810,780
	55,000	Impac Mortgage Holdings, Inc.	80,850
	23,100	MBIA, Inc.	358,050
	7,800	The Student Loan Corp.	923,676
			7,059,337
	Health Care Providers & Services - 0.9%
	11,000	Pediatrix Medical Group, Inc. (a)	748,990

	Household Durables - 0.4%
	4,000	Mohawk Industries, Inc. (a)	319,680

	Industrial Conglomerates - 3.4%
	39,600	General Electric Co.	1,402,236
	15,000	Honeywell International, Inc.	886,050
	25,300	Temple-Inland, Inc.	474,375
			2,762,661
	Information Technology - 1.7%
	5,374	Fidelity National Information Services, Inc.	228,126
	40,000	Redecard S A - ADR (b)	1,156,592
			1,384,718
	Media - 0.8%
	15,000	The McGraw-Hill Companies, Inc.	641,400

	Pharmaceuticals - 2.1%
	27,000	Johnson & Johnson	1,708,020

	Real Estate Investment Trusts - 10.5%
	23,200	Boston Properties, Inc.	2,132,544
	29,100	Developers Diversified Realty Corp.	1,197,465
	45,000	DiamondRock Hospitality Co.	591,750
	10,000	General Growth Properties, Inc.	365,200
	10,000	Mack-Cali Realty Corp.	355,200
	31,700	Simon Property Group, Inc.	2,833,346
	68,600	Sunstone Hotel Investors, Inc.	1,141,504
			8,617,009
	Real Estate Management & Development - 0.2%
	8,433	Forestar Real Estate Group Inc. (a)	192,610

	Retail - 1.9%
	25,000	J.C. Penney Company, Inc.	1,185,250
	10,000	Walgreen Co.	351,100
			1,536,350
	Retailing - 1.9%
	40,000	CVS Corp.	$1,562,800

	Security Brokers, Dealers, And Flotation Companies - 1.2%
	35,000	Cohen & Steers, Inc.	997,150

	Thrifts & Mortgage Finance - 0.1%
	8,433	Guaranty Financial Group, Inc. (a)	117,219

	Transportation - 1.5%
	10,000	Union Pacific Corp.	1,250,300

	Utilities - 5.2%
	61,000	Allegheny Energy, Inc.	3,342,190
	31,200	SJW Corp.	943,176
			4,285,366
		Total Common Stocks	68,343,248

	Principal
	Amount
	Bonds and Notes - 23.9%
	U.S. Treasury Bonds - 21.2%
	$ 2,000,000	6.250%, 08/15/2023	2,457,658
	5,000,000	6.000%, 02/15/2026	6,046,485
	8,000,000	5.250%, 11/15/2028	8,961,256
			17,465,399
	U.S. Treasury Notes - 2.7%
	2,000,000	5.000%, 08/15/2011	2,171,876
		Total Bonds and Notes	19,637,275

	Short-Term Investments - 0.0%
	608	Fidelity Institutional Government Portfolio	608
		Total Short-Term Investments	608
		Total Investments (Cost $80,985,280) - 107.1%	87,981,131
		Liabilities in Excess of Other Assets - (7.1)%	(5,855,638)
		TOTAL NET ASSETS - 100.0%	$82,125,493

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold
	in transactions from registration, normally to qualified institutional buyers. These securities
	have been determined to be liquid under guidelines established by the Board of Trustees.

Schedule of Investments
January 31, 2008 (Unaudited)
Alpine Dynamic Dividend Fund

	Shares		Value
	Common Stocks - 101.8%
	Aerospace & Defense - 4.6%
	225,000	Honeywell International, Inc.	$13,290,750
	50,000	Lockheed Martin Corp.	5,396,000
	350,000	Raytheon Co.	22,799,000
	337,907	Zodiac SA	17,125,685
			58,611,435
	Airlines - 0.6%
	205,493	UAL Corp.	7,798,459

	Capital Goods - 4.4%
	450,000	ABB, Ltd.	11,159,434
	1,055,100	Aircastle, Ltd.	25,934,358
	483,500	Tognum Ag	11,788,650
	90,000	United Technologies Corp.	6,606,900
			55,489,342
	Capital Markets - 3.3%
	3,700,000	Acta Holding ASA	14,361,098
	840,000	Blackstone Group L P	15,414,000
	331,500	Fortress Investment Group LLC	4,909,515
	35,000	The Goldman Sachs Group, Inc.	7,026,950
	1	Segro PLC	10
			41,711,573
	Chemicals - 1.1%
	125,000	Monsanto Company	14,055,000

	Commercial Services & Supplies - 1.6%
	852,870	Healthcare Services Group, Inc.	20,690,626

	Communications Equipment - 1.9%
	700,500	Balda AG (a)	5,988,248
	300,000	Nokia OYJ - ADR	11,085,000
	150,000	QUALCOMM, Inc.	6,363,000
			23,436,248
	Computers & Peripherals - 0.7%
	121,389	Wincor Nixdorf Ag	9,333,867

	Construction & Engineering - 3.4%
	317,500	Chicago Bridge & Iron Co. N.V.	14,125,575
	15,000	Fluor Corp.	1,825,050
	269,000	Outotec Oyj	12,857,515
	800,000	Skanska AB	13,579,461
			42,387,601
	Consumer Durables & Apparel - 1.8%
	300,000	VF Corp.	23,211,000

	Consumer Services - 3.4%
	402,000	Carnival Corp.	17,884,980
	360,000	Nokian Renkaat Oyj	12,106,508
	404,425	Unibet Group PLC -SDR	12,712,670
			42,704,158
	Containers & Packaging - 1.2%
	783,200	Temple-Inland, Inc.	$14,685,000

	Financials - 4.7%
	2,965,000	ABG Sundal Collier ASA	5,239,010
	1,100,000	Absolute Capital Management Holdings	634,346
	140,600	Alliancebernstein Holding L P	9,334,434
	1,300,000	Anglo Irish Bank Corp PLC	18,163,626
	175,000	Financial Select Sector SPDR Fund (b)	5,099,500
	325,000	JP Morgan Chase & Co.	15,453,750
	250,000	Kungsleden Ab	2,701,354
	57,000	UBS AG	2,353,530
			58,979,550
	Diversified Telecommunication Services - 3.1%
	450,000	AT&T, Inc.	17,320,500
	2,500,000	TeliaSonera AB	22,003,756
			39,324,256
	Energy Equipment & Services - 2.7%
	51,700	Diamond Offshore Drilling, Inc.	5,838,481
	44,000	Fred Olsen Energy	2,155,089
	850,000	Prosafe ASA	12,018,409
	185,000	Schlumberger, Ltd.	13,960,100
			33,972,079
	Food & Staples Retailing - 2.2%
	367,500	Altria Group, Inc.	27,863,850

	Food Products - 1.9%
	1,403,600	B & G Foods, Inc	13,825,460
	500,000	ConAgra Foods, Inc.	10,765,000
			24,590,460
	Food, Beverage, and Tobacco - 1.9%
	356,000	PepsiCo, Inc.	24,275,640

	Health Care Equipment & Services - 1.1%
	464,125	Meridian Bioscience, Inc.	14,578,166
	2	West Pharmaceutical Services, Inc.	78
			14,578,244
	Health Care Providers & Services - 1.3%
	727,000	Brookdale Senior Living, Inc.	16,226,640

	Hotels Restaurants & Leisure - 2.1%
	500,000	Burger King Holdings, Inc.	13,175,000
	78,000	McDonald's Corp.	4,176,900
	85,000	Wynn Resorts, Ltd.	9,773,300
			27,125,200
	Household & Personal Products - 1.6%
	1	Oriflame Cosmetics SA-SDR	55
	300,000	The Procter & Gamble Co.	19,785,000
			19,785,055
	Household Durables - 0.5%
	1,025,973	Aga Foodservice Group PLC	6,630,632

	Industrial Conglomerates - 0.9%
	69,000	General Electric Co.	2,443,290
	152,000	Textron, Inc.	8,519,600
			10,962,890
	Insurance - 3.8%
	1,380,000	Lancashire Holdings, Ltd.	$7,958,161
	321,300	Principal Financial Group, Inc.	19,152,693
	500,000	Sampo Oyj	12,986,337
	3,050,000	Unipol	7,980,614
			48,077,805
	IT Services - 1.1%
	1,885,400	Teleca Ab (a)	3,496,667
	423,600	Total System Services, Inc.	9,785,160
			13,281,827
	Machinery - 5.0%
	250,000	ITT Industries, Inc.	14,857,500
	376,208	Konecranes Oyj	11,342,786
	378,275	Metso Corp.	17,557,566
	700,000	Volvo Ab-b	9,351,596
	160,000	Wartsila Oyj - Class B	10,142,872
			63,252,320
	Marine - 2.6%
	404,350	Diana Shipping, Inc.	11,932,369
	122,000	Eagle Bulk Shipping, Inc.	3,015,840
	680,000	Freeseas, Inc.	3,869,200
	276,800	Genco Shipping & Trading, Ltd.	13,651,776
			32,469,185
	Media - 10.1%
	1,348,794	Emap PLC	24,662,267
	13,778	Eniro Ab	113,688
	1,900,400	Gatehouse Media, Inc.	18,680,932
	655,800	National Cinemedia, Inc.	14,945,682
	1,522,109	Reed Elsevier	18,312,042
	1,203,700	Regal Entertainment Group - Class A	22,316,598
	600,000	Sinclair Broadcast Group, Inc.	5,400,000
	1,500,000	Time Warner, Inc.	23,610,000
			128,041,209
	Metals & Mining - 6.5%
	228,500	Allegheny Technologies, Inc.	16,086,400
	350,000	Cia Vale do Rio Doce - ADR	10,493,000
	253,800	Cleveland-Cliffs, Inc.	25,846,992
	134,950	Nucor Corp.	7,800,110
	360,000	Outokumpu Oyj	11,244,815
	260,000	Rautaruukki Oyj	10,629,916
			82,101,233
	Oil, Gas & Consumable Fuels - 7.0%
	559,200	Frontline, Ltd.	23,805,144
	35,000	Hess Corp.	3,179,050
	325,000	Overseas Shipholding Group, Inc.	21,196,500
	757,820	Ship Finance International, Ltd.	19,794,258
	245,700	Teekay Shipping Corp.	11,621,610
	445,000	Teekay Tankers, Ltd.	8,455,000
			88,051,562
	Pharmaceuticals - 0.2%
	125,000	Bristol-Myers Squibb Co.	2,898,750

	Retail - 2.1%
	405,900	KappAhl Holding Ab-Redemption Shares (a)	698,557
	405,900	KappAhl Holding AB	3,023,891
	471,800	Limited Brands	9,006,662
	475,000	Staples, Inc.	11,371,500
	50,000	Target Corp.	2,779,000
			26,879,610
	Semiconductors & Semiconductor Equipment - 1.5%
	505,000	Intel Corp.	$10,706,000
	250,000	Texas Instruments, Inc.	7,732,500
			18,438,500
	Software - 1.2%
	30,100	Nintendo Co., Ltd.	15,001,175

	Telecommunications - 4.8%
	445,000	America Movil SA de C.V. - ADR	26,659,950
	200,000	Mobile Telesystems - ADR	16,634,000
	450,000	Verizon Communications, Inc.	17,478,000
			60,771,950
	Thrifts & Mortgage Finance - 0.3%
	261,066	Guaranty Financial Group, Inc. (a)	3,628,817

	Transportation - 2.2%
	822,100	Macquarie Infrastructure Co. LLC	27,178,626

	Utilities - 1.4%
	323,100	ITC Holdings Corp.	17,072,604
		Total Common Stocks	1,285,573,978

	Equity-Linked Structured Notes - 0.6%
	521,600	Morgan Stanley & Co., Inc. -
		Fortress Investment Group LLC - Class A, 09/10/2008	7,724,896
		Total Equity-Linked Structured Notes	7,724,896

	Short-Term Investments - 0.0%
	984	Alpine Municipal Money Market Fund	984
	630	Fidelity Institutional Government Portfolio	630
		Total Short-Term Investments	1,614
		Total Investments (Cost $1,432,600,770) - 102.4%	1,293,300,488
		Liabilities in Excess of Other Assets - (2.4)%	(29,754,020)
		TOTAL NET ASSETS - 100.0%	$1,263,546,468

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
SDR -	Special Drawing Rights
(a)	Non Income Producing
(b)	Exchange-Traded Fund

Schedule of Investments
January 31, 2008 (Unaudited)
Alpine Dynamic Financial Services Fund

Shares		Value
Common Stocks - 102.9%
Capital Markets - 46.8%
3,000	The Bear Stearns Companies Inc.	$270,900
20,000	Blackstone Group LP	367,000
19,700	Cowen Group, Inc. (a)	196,803
4,300	Evercore Partners, Inc.	78,260
4,000	FC Stone Group, Inc. (a)	177,400
1,500	Greenhill & Co, Inc.	101,295
10,000	Interactive Brokers Group, Inc. (a)	348,100
3,000	Intercontinental Exchange, Inc. (a)	419,880
2,400	Investment Technology Group, Inc. (a)	112,728
32,700	JMP Group, Inc.	260,292
8,000	Knight Capital Group, Inc. (a)	134,000
3,000	Lazard, Ltd.	118,560
15,000	MF Global, Ltd. (a)	450,750
7,000	NASDAQ Stock Market, Inc. (a)	323,890
4,000	Nymex Holdings, Inc.	460,000
4,000	Nyse Euronext	314,600
7,500	OptionsXpress Holdings, Inc.	203,400
2,500	Penson Worldwide, Inc. (a)	24,225
3,573	Piper Jaffray Cos. (a)	169,289
1,000	Raymond James Financial, Inc.	28,090
43,600	Sanders Morris Harris Group, Inc.	417,252
5,000	TD Ameritrade Holding Corp. (a)	93,800
6,900	Thomas Weisel Partners Group, Inc. (a)	88,320
4,000	TradeStation Group, Inc. (a)	43,600
		5,202,434
Commercial Banks - 30.3%
3,100	American Community Bancshares, Inc.	30,659
2,702	AmericanWest Bancorp	32,910
50,000	Aozora Bank, LTD.	143,401
75,000	Banco Estado Rio Grande Sul	417,851
80,000	Banco Panamericano SA (a)	384,309
1,000	Bancorp Rhode Island, Inc.	36,700
5,593	BancTrust Financial Group, Inc.	69,074
12,400	Bank Florida Corp Naples (a)	123,504
2,000	Barclays PLC	18,692
5,800	Capital Corp Of The West	115,246
4,000	Cardinal Financial Corp.	33,320
4,572	Centennial Bank Holdings, Inc. (a)	29,764
3,500	Citigroup, Inc.	98,770
21,194	Citizens First Corp.	206,006
1,000	CoBiz, Inc.	14,300
4,700	Community National Bank of the Lakeway Area (a)	44,885
4,000	First Business Financial Services, Inc.	67,600
2,400	First Community Bancorp, Inc.	85,272
1,260	First Community Bank Corp. of America (a)	13,230
7,826	First Security Group, Inc.	67,382
1,100	International Bancshares Corp.	22,814
1,800	Intervest Bancshares Corp.	26,982
930	MB Financial Corp.	28,923
10,200	New Centry Bancorp, Inc. (a)	84,864
6,000	Nexity Financial Corp. (a)	$45,420
2,000	North Valley Bancorp	25,560
2,375	Old Point Financial Corp.	43,938
12,042	Pacific Mercantile Bancorp (a)	124,755
1,000	Patriot National Bancorp, Inc.	16,100
1,400	Prosperity Bancshares, Inc.	40,250
2,388	The South Financial Group, Inc.	41,265
13,750	Southern National Bank of Virginia (a)	144,375
5,000	State Bancorp, Inc.	64,500
2,500	Sterling Bancorp	35,775
7,500	Sterling Bancshares, Inc.	75,225
6,000	Summit State Bank	48,330
2,000	Superior Bancorp (a)	11,580
1,500	TCF Financial Corp.	31,875
1,300	Texas Capital Bancshares, Inc. (a)	22,659
15,000	Tidelands Bancshares, Inc. (a)	163,500
750	TowneBank	12,480
2,205	Valley Community Bancorp (a)	31,917
1,050	Valley National Bancorp	21,263
1,780	Wachovia Corp.	69,295
1,000	Wintrust Financial Corp.	38,040
1,202	Zions Bancorporation	65,797
		3,370,357
Commercial Services & Supplies - 2.4%
19,000	Cai International, Inc. (a)	182,780
2,000	Deluxe Corp.	48,640
3,500	Experian Group, Ltd.	30,641
		262,061
Diversified Financial Services - 1.9%
10,000	Bovespa Holding SA	146,106
1,200	Climate Exchange PLC (a)	21,810
2,000	SLM Corp.	43,500
		211,416
Insurance - 3.9%
2,000	AMBAC Financial Group, Inc.	23,440
20,000	Castlepoint Holdings, Ltd.	258,800
10,000	Crawford & Co. (a)	50,000
8,000	CRM Holdings, Ltd. (a)	55,680
3,000	MBIA, Inc.	46,500
		434,420
IT Services - 4.4%
2,000	Alliance Data Systems Corp. (a)	101,140
59,000	Goldleaf Financial Solutions (a)	89,090
15,000	Online Resources Corp. (a)	153,150
10,000	Redecard SA (b)	144,969
		488,349
Thrifts & Mortgage Finance - 13.2%
42,500	Alliance Bancorp, Inc.	386,750
1,700	Astoria Financial Corp.	46,206
6,202	Atlantic Coast Fed Corp.	62,392
1,000	Bank Mutual Corp.	12,290
3,000	Berkshire Hills Bancorp, Inc.	71,310
5,000	Central Federal Corp.	22,150
2,280	Cooperative Bankshares, Inc.	29,161
3,000	Dime Community Bancshares	45,090
2,000	Downey Financial Corp.	69,000
2,144	Fidelity Bancorp, Inc.	34,326
10,000	First Keystone Financial, Inc. (a)	91,650
1,806	First Pactrust Bancorp, Inc.	$30,756
2,000	Franklin Bank Corp. (a)	11,760
1,900	Heritage Financial Corp.	38,665
10,000	Magyar Bancorp, Inc. (a)	107,900
1,100	Parkvale Financial Corp.	29,436
10,000	Peoples United Financial, Inc.	168,900
1,500	Rainier Pacific Financial Group, Inc.	20,940
10,000	United Western Bancorp, Inc.	192,300
		1,470,982
	Total Common Stocks	11,440,019

Exchange-Traded Funds - 4.3%
2,000	Ultra Short Dow 30 ProShares Trust	109,800
2,500	Ultra Short Financials ProShares Trust	243,125
2,000	Ultra Short S&P 500 ProShares Trust	123,000
		475,925
	Total Exchange-Traded Funds	475,925

Equity-Linked Structured Notes - 2.9%
22,000	Morgan Stanley & Co., Inc. -
	Fortress Investment Group LLC - Class A 09/10/08	325,820
	Total Equity-Linked Structured Notes	325,820

Short-Term Investments - 0.0%
990	Fidelity Institutional Government Portfolio
	Total Short-Term Investments	990
	Total Investments (Cost $14,738,472) - 110.1%	12,242,754
	Liabilities in Excess of Other Assets - (10.1)%	(1,123,310)
	TOTAL NET ASSETS - 100.0%	$11,119,444

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold
	in transactions from registration, normally to qualified institutional buyers. These securities
	have been determined to be liquid under guidelines established by the Board of Trustees.

Schedule of Investments
January 31, 2008 (Unaudited)
Alpine Dynamic Innovators Fund

	Security
Shares	Description	Value
Common Stocks - 66.1%
Aerospace & Defense - 0.6%
10,000	BE Aerospace, Inc. (a)	$386,100

Biotechnology - 3.2%
60,000	Acadia Pharmaceuticals, Inc. (a)	711,600
15,000	Charles River Laboratories International, Inc. (a)	931,500
15,000	Savient Pharmaceuticals, Inc. (a)	290,250
		1,933,350
Capital Markets - 0.1%
500	The Bear Stearns Companies, Inc.	45,150

Chemicals - 1.6%
10,000	Flotek Industrials, Inc. (a)	203,700
7,000	Monsanto Co.	787,080
		990,780
Commercial Products & Services - 4.9%
3,000	Graco, Inc.	102,660
4,500	Enernoc, Inc. (a)	158,625
5,391	Middleby Corp. (a)	321,358
6,000	China Fire & Security Group, Inc. (a)	63,240
6,000	Johnson Controls, Inc.	212,220
7,000	VSE Corp.	193,690
10,000	Air Products & Chemicals, Inc.	900,200
15,000	American Electric Tech, Inc. (a)	61,125
25,000	LSI Industries, Inc.	307,000
40,000	Powersecure International Inc. (a)	528,800
65,000	Westport Innovations, Inc. - ADR (a)	180,618
		3,029,536
Commercial Products & Services - 0.5%

Commercial Services & Supplies - 1.2%
8,000	FTI Consulting, Inc. (a)	442,480
3,000	ITT Educational Services, Inc. (a)	274,050
		716,530
Communications - 5.9%
50,000	Alvarion, Ltd. (a)	446,500
14,000	Comtech Telecommunications (a)	627,200
1,700	Google, Inc. (a)	959,310
7,000	Millicom International Cellular SA (a)	741,580
25,000	Polycom, Inc. (a)	631,250
25,000	Sonic Solutions, Inc. (a)	224,000
		3,629,840
Consumer Durables & Apparel - 0.4%
3,000	Garmin, Ltd.	216,450

Consumer Products & Services - 1.6%
9,000	Priceline.com, Inc. (a)	976,680

Diversified Financial Services - 0.1%
4,000	eSpeed, Inc. - Class A (a)	46,800

Electronic Systems & Equipment - 11.2%
9,000	American Science & Engineering, Inc.	$478,440
4,600	Apple, Inc. (a)	622,656
12,000	Broadcom Corp. (a)	264,960
21,000	Flir Systems, Inc. (a)	635,880
15,000	IPG Photonics Corp. (a)	268,500
13,000	Itron, Inc. (a)	1,071,200
33,000	Logitech International S.A. (a)	1,000,560
17,000	MEMC Electronic Materials, Inc. (a)	1,214,820
12,975	Mocon, Inc.	146,358
4,000	NAVTEQ Corp. (a)	295,600
4,000	Netlogic Microsystems, Inc. (a)	104,000
4,000	Nokia OYJ - ADR	147,800
26,000	Stratasys, Inc. (a)	574,600
		6,825,374
Energy Equipment & Services - 1.7%
4,000	Core Laboratories NV (a)	450,800
10,000	Oceaneering International, Inc. (a)	575,800
		1,026,600
Energy Production Equipment - 2.7%
24,000	Bolt Technology Corp. (a)	463,200
11,000	FMC Technologies, Inc. (a)	529,760
15,000	Ion Geophysical Corp. (a)	186,000
15,000	Rentech, Inc. (a)	20,100
7,000	Weatherford International, Ltd. (a)	432,670
		1,631,730
Financial Services - 4.3%
20,000	AMBAC Financial Group, Inc.	234,400
2,000	CME Group, Inc.	1,237,800
5,000	Medallion Financial Corp.	49,800
25,000	Portfolio Recovery Associates, Inc.	909,000
5,000	Redecard SA - GDR (b)	144,574
5,000	TradeStation Group, Inc. (a)	54,500
		2,630,074
Health Care Equipment & Supplies - 2.2%
10,000	Abiomed, Inc. (a)	151,000
10,000	Beckman Coulter, Inc.	665,000
8,000	Hologic, Inc. (a)	514,880
		1,330,880
Healthcare - 4.2%
4,000	Alcon, Inc.	568,000
28,000	Inventiv Health, Inc. (a)	920,920
11,000	Pediatrix Medical Group, Inc. (a)	748,990
10,000	Psychiatric Solutions, Inc. (a)	301,700
		2,539,610
Hotels Restaurants & Leisure - 0.3%
4,000	Life Time Fitness, Inc. (a)	177,360

Industrial Capital Goods - 1.6%
12,000	Dynamic Materials Corp.	642,960
15,000	Titanium Metals Corp.	326,100
		969,060
Information Technology - 1.1%
16,400	Ansys, Inc. (a)	572,524
5,000	Synchronoss Technologies, Inc. (a)	106,500
		679,024
Life Science Tools & Services - 0.1%
800	Millipore Corp. (a)	$56,120

Media - 0.3%
10,000	DG Fastchannel, Inc. (a)	211,700

Medical Technology & Equipment - 8.4%
8,335	Abaxis, Inc. (a)	271,304
12,000	Angiodynamics, Inc. (a)	243,240
16,000	Arthrocare Corp. (a)	640,480
4,000	Bio-Reference Labs, Inc. (a)	109,600
3,000	Given Imaging, Ltd (a)	49,710
2,100	Intuitive Surgical, Inc. (a)	533,400
15,000	Invitrogen Corp. (a)	1,285,050
10,000	Kinetic Concepts, Inc. (a)	497,800
10,000	Nighthawk Radiology Holdings, Inc. (a)	159,000
10,000	Onyx Pharmaceuticals, Inc. (a)	475,300
8,000	Orchid Cellmark, Inc. (a)	39,760
50,216	Sequenom, Inc. (a)	416,291
25,000	Synovis Life Technologies, Inc. (a)	392,500
		5,113,435
Miscellaneous - 0.8%
12,000	Hexcel Corp. (a)	261,960
15,000	Resin Systems, Inc. (a)	16,500
13,000	Scientific Learning Corp. (a)	64,870
12,588	Sutron Corp. (a)	122,104
		465,434
Pharma Development - 0.1%
45,000	Cell Genesys, Inc. (a)	81,450

Pharmaceuticals - 1.8%
8,000	Biogen IDEC, Inc. (a)	487,600
12,000	Merck & Co., Inc.	555,360
10,000	Targacept, Inc. (a)	69,300
		1,112,260
Real Estate Investment Trusts - 1.2%
8,000	Vornado Realty Trust	723,200

Semiconductor & Semiconductor Equipment - 0.6%
10,000	Tessera Technologies, Inc. (a)	391,700

Software - 0.2%
10,000	Bluephoenix Solutions, Ltd. (a)	149,100

Specialty Retail - 0.3%
5,000	Dick's Sporting Goods, Inc. (a)	162,750

Technology - 1.7%
15,000	Acme Packet, Inc. (a)	144,300
18,000	Formfactor, Inc. (a)	435,960
8,000	Sigma Designs, Inc. (a)	361,760
1,250	Vmware, Inc. (a)	70,812
		1,012,832
Thrifts & Mortgage Finance - 1.4%
26,000	Fannie Mae	880,360

Trading Companies & Distributors - 0.3%
5,000	Fastenal Co.	202,050
	Total Common Stocks	40,343,319

Short-Term Investments - 33.1%
10,400,000	Alpine Municipal Money Market Fund	$10,400,000
9,819,205	Fidelity Institutional Government Portfolio	9,819,205
	Total Short-Term Investments	20,219,205
	Total Investments (Cost $64,240,426) - 99.2%	60,562,524
	Other Assets in Excess of Liabilities - 0.8%	485,044
	TOTAL NET ASSETS - 100.00%	$61,047,568

Percentages are stated as a percent of net assets.

GDR	Global Depository Receipt
(a)	Non Income Producing
(b)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold
	in transactions from registration, normally to qualified institutional buyers. These securities
	have been determined to be liquid under guidelines established by the Board of Trustees.

Schedule of Investments
January 31, 2008 (Unaudited)
Alpine Dynamic Transformations Fund

Shares		Value
Common Stocks - 46.3%
Aerospace & Defense - 4.6%
5,000	BE Aerospace, Inc. (a)	$193,050

Auto Components - 8.4%
7,000	Autoliv, Inc.	349,650

Capital Markets - 1.5%
700	The Bear Stearns Companies Inc.	63,210

Chemicals - 2.4%
5,000	Flotek Industries, Inc. (a)	101,850

Commercial Services & Supplies - 3.7%
3,000	Avery Dennison Corp.	155,460

Consumer Finance - 7.8%
15,000	SLM Corp.	326,250

Health Care Equipment & Supplies - 3.6%
10,000	Abiomed, Inc. (a)	151,000

Hotels Restaurants & Leisure - 2.3%
5,000	Starbucks Corp. (a)	94,550

Insurance - 5.3%
3,000	Ambac Financial Group, Inc.	35,160
4,000	Loews Corp.	186,760
		221,920
Machinery - 2.8%
3,000	Ingersoll-Rand Co.	118,560

Thrifts & Mortgage Finance - 2.0%
10,000	IndyMac Bancorp, Inc.	81,700

Trading Companies & Distributors - 1.9%
2,000	Fastenal Co.	80,820
	Total Common Stocks	1,938,020

Short-Term Investments - 70.8%
2,966,683	Fidelity Institutional Government Portfolio
	Total Short-Term Investments	2,966,683
	Total Investments (Cost $4,920,365) - 117.1%	4,904,703
	Liabilities in Excess of Other Assets - (17.1)%	(715,444)
	TOTAL NET ASSETS - 100.00%	$4,189,259

Percentages are stated as a percent of net assets.

(a)	Non Income Producing

Disclosure #2 (using current book numbers with previous year’s tax adjustment):

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows*:

Dynamic
Balance Fund
Cost of investments	$81,011,992
Gross unrealized appreciation	17,237,202
Gross unrealized depreciation	(10,268,063)
Net unrealized appreciation	$6,969,139

Dynamic
Dividend Fund
Cost of investments	$1,437,769,916
Gross unrealized appreciation	38,879,518
Gross unrealized depreciation	(183,348,946)
Net unrealized appreciation	($144,469,428)

Dynamic Financial
Services Fund
Cost of investments	$14,891,351
Gross unrealized appreciation	406,823
Gross unrealized depreciation	($3,055,419)
Net unrealized appreciation	($2,648,597)

Dynamic
Innovators Fund
Cost of investments	$64,240,857
Gross unrealized appreciation	1,187,596
Gross unrealized depreciation	(4,865,929)
Net unrealized appreciation	($3,678,333)

Dynamic
Transformations Fund
Cost of investments	$4,920,365
Gross unrealized appreciation	56,838
Gross unrealized depreciation	(72,500)
Net unrealized appreciation	($15,662)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

((Registrant)  Alpine Series Trust

By (Signature and Title)   /s/ Samuel A. Lieber
                                                      Samuel A. Lieber, President

Date    March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Samuel A. Lieber
Samuel A. Lieber, President

Date   March 31, 2008

By (Signature and Title)*  /s/ Sheldon Flamm
Sheldon Flamm, Treasurer

Date   March 31, 2008

* Print the name and title of each signing officer under his or her signature.